Share-Based Compensation (Details) ¥ in Thousands, $ in Millions					6 Months Ended
	Oct. 24, 2024 USD ($) shares	Mar. 13, 2023 shares	Jun. 30, 2018 CNY (¥) shares	Jun. 15, 2018 shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥) shares
Share-Based Compensation [Line Items]
Number of new stock issued during the period	58,024,480
Ordinary shares issued	$ 1.1				¥ 165,039
Restricted shares granted						3,000,000
Restricted Shares [Member]
Share-Based Compensation [Line Items]
Restricted shares granted
Share-based compensation expenses | ¥					¥ 9,000	¥ 15,500
Unrecognized share-based compensation expenses | ¥					¥ 1,100
Weighted-average period					1 year 7 months 6 days
Maximum [Member]
Share-Based Compensation [Line Items]
Fair value granted | ¥					¥ 1,300
Vesting period					4 years
Minimum [Member]
Share-Based Compensation [Line Items]
Fair value granted | ¥
Vesting period
2018 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Number of new stock issued during the period			38,723,321
Ordinary shares issued | ¥
Share options replaced				15,473,653
2018 Share Incentive Plan [Member] | Restricted Shares [Member]
Share-Based Compensation [Line Items]
Restricted shares granted				13,740,480
2023 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Issued ordinary shares to employees		169,172,564